3. Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 599,254	R$ 315,679
Private bonds [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	164,959	45,882
Government bonds [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	14,039	0
Investment funds [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 420,256	R$ 269,797